16 Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	R$ 303,289	R$ 302,661	R$ 260,044
Net income (loss)	72,923	36,941	84,629
Other comprehensive income	(601)	154	(123)
Deliberation of additional dividends proposed	(3,335)		(11,053)
Dividends	31,352	(36,467)	(30,836)
Gain with interest variation in Subsidiary	4,874
Equity attributable to non-controlling shareholders, ending	345,798	303,289	302,661
Compagas [Member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	212,962	194,901	146,818
Net income (loss)	84,758	29,213	55,837
Other comprehensive income	(626)	91	(123)
Deliberation of additional dividends proposed
Dividends	(23,514)	(11,243)	(7,631)
Gain with interest variation in Subsidiary
Equity attributable to non-controlling shareholders, ending	273,580	212,962	194,901
Elejor [Member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	16,193	18,518	23,910
Net income (loss)	7,838	22,899	28,866
Other comprehensive income
Deliberation of additional dividends proposed	(3,335)		(11,053)
Dividends	7,838	(25,224)	(23,205)
Gain with interest variation in Subsidiary
Equity attributable to non-controlling shareholders, ending	12,858	16,193	18,518
UEG Araucaria [Member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	74,134	89,242	89,316
Net income (loss)	(19,673)	(15,171)	(74)
Other comprehensive income	25	63
Deliberation of additional dividends proposed
Dividends
Gain with interest variation in Subsidiary	4,874
Equity attributable to non-controlling shareholders, ending	R$ 59,360	R$ 74,134	R$ 89,242